PREPAID EXPENSES AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2015
Receivables and Prepaid Expenses [Abstract]
Schedule of Receivables and Prepaid Expenses, Current [Table Text Block]
	December 31,
	2015	2014

Government authorities	$116	$117
Prepaid expenses	1,296	311
Restricted cash	161	-
Other current assets	93	-

	$1,666	$428